Consolidating Guarantor Financial Information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Senior Unsecured Notes Due 2022 [Member]	Nov. 30, 2012 Senior Unsecured Notes Due 2022 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2021 [Member]	Dec. 31, 2011 Senior Unsecured Notes Due 2021 [Member]	May 31, 2011 Senior Unsecured Notes Due 2021 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2018 [Member]	Dec. 31, 2011 Senior Unsecured Notes Due 2018 [Member]	Sep. 30, 2010 Senior Unsecured Notes Due 2018 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate, stated percentage		4.625%	4.625%	5.875%	5.875%	5.875%	6.625%	6.625%	6.625%
Issuer and subsidiary guarantors, ownership percentage	100.00%